INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventory and spare parts

	December 31,
	2021	2020
Handsets and accessories	15,201	12,827
Advertising and other materials	1,934	964
Spare parts for telecommunication equipment	180	110
SIM cards and prepaid phone cards	853	726
TV equipment for resale	449	425
Software and equipment for installation and resale	364	152

Total inventories	18,981	15,204

Summary of cost of goods

	2021	2020	2019
Amount of inventories recognized as an expense	70,788	62,587	56,761
Inventory obsolescence provision	1,817	1,465	2,564
Reversal of obsolescence provision	(361)	(570)	(453)

Total cost of goods	72,244	63,482	58,872